SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2014
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at March 31, 2014	174,051,941
Employee stock options	12,535,910
RSU plan	397,996

186,985,847

Schedule of the weighted average number of common shares used in the calculation of basic and diluted net income per share

	Three Months Ended March 31,
	2014	2013
Net income for the period	$108,852	$23,859

Weighted average number of common shares outstanding — basic (in thousands)	173,972	172,280
Add: Dilutive impact of shares related to RSU plan	313	343

Weighted average number of common shares outstanding — diluted (in thousands)	174,285	172,623

Net income per share — basic	$0.63	$0.14

Net income per share — diluted	$0.62	$0.14

Schedule of changes in accumulated other comprehensive income (loss) by component

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

Unrealized other comprehensive gain (loss)	—	21,018	(586)	—	20,432
Income tax expense impact	—	—	154	—	154
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income	—	(273)	545	165	437
Income tax recovery impact	—	—	(144)	(43)	(187)

Other comprehensive income (loss) for the period	—	20,745	(31)	122	20,836

Accumulated other comprehensive (loss) income, March 31, 2014	$(16,206)	$24,710	$(179)	$(2,630)	$5,695